Share-based Compensation - Significant Inputs to Model to Determine Weighted Average Fair Value of Stock-options Granted (Detail) - Employee 2017 EIP [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Weighted average share price at grant date	$ 2.93	$ 8.89
Weighted average exercise price	$ 2.93	$ 8.89
Weighted average 10-year volatility	77.00%	65.00%
Dividend yield	0.00%	0.00%
Weighted average 10-year risk free rate	1.28%	1.88%